Organization and Principal Activities (Details) - Schedule of AGM Holdings' subsidiaries	12 Months Ended
Dec. 31, 2020
May 21, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 21, 2015
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Online trading service
October 13, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
November 13, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
September 28, 2016 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Sep. 28, 2016
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
June 14, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 14, 2017
Place of Incorporation	BVI
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
September 29, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Sep. 29, 2017	[1]
Place of Incorporation	Cayman	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
October 23, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 23, 2017	[1]
Place of Incorporation	Hong Kong	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Product marketing hub	[1]
November 13, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
January 2, 2018 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jan. 02, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
November 27, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 27, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
November 20, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 20, 2017	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
May 3, 2018 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 03, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]
March 8, 2018 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Mar. 08, 2018	[1]
Place of Incorporation	China	[1]
Percentage of Effective Ownership	100.00%	[1]
Principal Activities	Software development and provider	[1]

[1]	Anyi Network and its subsidiaries were disposed as of December 31, 2020 and are classified as discontinued operations retrospectively.